Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	000-56747
Entity Registrant Name	BUBBLR, INC.
Entity Central Index Key	0001873722
Entity Tax Identification Number	86-2355916
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 N. Gould Street
Entity Address, Address Line Two	Suite R
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	(720)
Local Phone Number	442-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false